Share of Associates and Joint Ventures' Profit (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Revenue	$ 4,543	$ 4,254	$ 4,174
Net interest received	15	22	28
Profit (loss) before taxation	(63)	269	257
Taxation	(108)	(189)	(211)
Profit (loss) after taxation from continuing operations	(171)	80	46
Share of associates and joint ventures’ profit (loss) (note 31)	22	11	88
Associates
Disclosure of associates [line items]
(Impairment) impairment reversal of investments in associates	13	(5)	12
Joint ventures
Disclosure of associates [line items]
Impairment reversal of investments in joint ventures (note 17)	2	11	12
Joint ventures | Associates
Disclosure of associates [line items]
Revenue	453	441	489
Operating costs, special items and other expenses	(470)	(446)	(415)
Net interest received	1	3	7
Profit (loss) before taxation	(16)	(2)	81
Taxation	23	7	(17)
Profit (loss) after taxation from continuing operations	7	5	64
Share of associates and joint ventures’ profit (loss) (note 31)	$ 22	$ 11	$ 88